Cash, Cash Equivalents And Investments (Tables)	12 Months Ended
Mar. 03, 2012
Cash, Cash Equivalents and Investments [Abstract]
Components of cash, cash equivalents and investments

	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
As at March 3, 2012
Bank balances	$453	$—	$—	$453	$453	$—	$—
Money market funds	5	—	—	5	5	—	—
Bankers acceptances	284	—	—	284	284	—	—
Term deposits/certificates	217	—	—	217	202	15	—
Commercial paper	402	—	—	402	355	47	—
Non-U.S. treasury bills/notes	71	—	—	71	71	—	—
U.S. treasury bills/notes	114	—	—	114	40	32	42
U.S. government sponsored enterprise notes	127	—	—	127	91	24	12
Non-U.S. government sponsored enterprise notes	18	—	—	18	10	8	—
Corporate notes/bonds	165	1	—	166	16	121	29
Asset-backed securities	109	—	—	109	—	—	109
Auction rate securities	35	1	—	36	—	—	36
Other investments	109	—	—	109	—	—	109

	$2,109	$2	$—	$2,111	$1,527	$247	$337

As at February 26, 2011
Bank balances	$288	$—	$—	$288	$288	$—	$—
Money market funds	20	—	—	20	20	—	—
Bankers acceptances	468	—	—	468	468	—	—
Term deposits/certificates	125	—	—	125	109	16	—
Commercial paper	416	—	—	416	369	47	—
Non-U.S. treasury bills/notes	509	—	—	509	509	—	—
U.S. treasury bills/notes	82	—	—	82	—	40	42
U.S. government sponsored enterprise notes	190	1	—	191	8	66	117
Non-U.S. government sponsored enterprise notes	26	—	—	26	—	10	16
Corporate notes/bonds	342	4	—	346	20	150	176
Asset-backed securities	141	—	—	141	—	1	140
Auction rate securities	35	—	—	35	—	—	35
Other investments	51	—	—	51	—	—	51

	$2,693	$5	$—	$2,698	$1,791	$330	$577

Realized gains and losses on available-for-sale securities

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010
Realized gains	$1	$2	$—
Realized losses	—	—	—

Net realized gains	$1	$2	$—

Contractual maturities of available-for-sale investments

	Cost Basis	Fair Value
Due in one year or less	$1,315	$1,316
Due in one to five years	192	192
Due after five years	35	36
No fixed maturity date	5	5

	$1,547	$1,549